Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended						1 Months Ended		1 Months Ended
	Feb. 29, 2012 Cash distribution paid	Jan. 31, 2012 Cash distribution paid	Feb. 29, 2012 Cash distribution declared	Jan. 31, 2012 Cash distribution declared	Feb. 29, 2012 Contribution to joint venture properties	Feb. 21, 2012 Contribution to joint venture	Feb. 29, 2012 Real estate property acquistion Woodbury Commons sqft	Feb. 24, 2012 Real estate property acquistion Woodbury Commons	Feb. 29, 2012 Real estate property acquistion Joint venture with PGGM Silver Lake Village sqft	Feb. 24, 2012 Real estate property acquistion Joint venture with PGGM Silver Lake Village
Subsequent Events
Cash distribution per share paid on outstanding shares of preferred stock (in dollars per share)	$ 0.169271	$ 0.169271
Cash distribution per share declared on outstanding shares of preferred stock (in dollars per share)			$ 0.169271	$ 0.169271
Cash distribution per share on the outstanding shares of Entity's common stock to stockholders (in dollars per share)	$ 0.0475	$ 0.0475
The amount of cash distribution per share declared (in dollars per share)			$ 0.0475	$ 0.0475
Number of investment properties contributed to joint venture					4
Gross contribution value						$ 31,970
Purchase price								10,300		36,300
Leasable area acquired (in square feet)							116,197		159,303
First mortgage loan										$ 20,000